Transactions with Related Parties (Details) $ / shares in Units, $ in Thousands				1 Months Ended	6 Months Ended
	Oct. 19, 2022 USD ($)	Oct. 17, 2022 USD ($) $ / shares shares	Jan. 27, 2022 shares	Mar. 31, 2022 USD ($) Advance	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 15, 2023 $ / shares	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares	Jun. 01, 2022 $ / shares	Mar. 02, 2022 USD ($)	Dec. 31, 2021 $ / shares shares
Transaction with Related Parties [Abstract]
Payable to related parties					$ 298			$ 335
Proceeds from related party loan					0		$ 5,000
Interest and commitment fees					5,364		1,090
Amortization of arrangement fees					$ 124		127
Common stock, shares that can be exchanged (in shares) | shares											271,078
Common stock, par value (in dollars per share) | $ / shares					$ 0.01			$ 0.01	$ 0.01		$ 0.01
Preferred stock, par value (in dollars per share) | $ / shares					$ 0.01			$ 0.01
Common stock, number of shares tendered for exchange (in shares) | shares			188,974
Repayment of related party loan	$ 70
Payment of dividends on preferred shares					$ 951
Accrued dividends payable							328
Series B Preferred Stock [Member]
Transaction with Related Parties [Abstract]
Common stock, shares that can be exchanged (in shares) | shares		657,396			0
Preferred stock, par value (in dollars per share) | $ / shares											$ 0.01
Preferred stock, shares issued upon exchange for each common share (in shares) | shares											4.2
Series B preferred shares issued in exchange for common shares (in shares) | shares			793,657
Preferred stock, cash conversion price		$ 4,930
Dividend rate percentage					4.00%
Payment of dividends on preferred shares					$ 29		0
Accrued dividends payable					$ 2		328
Series C Preferred Shares [Member]
Transaction with Related Parties [Abstract]
Preferred stock, par value (in dollars per share) | $ / shares		$ 0.01
Series C preferred shares issued in exchange for Series B preferred shares (in shares) | shares		1,314,792
Preferred stock, cash conversion price		$ 4,930
Dividend rate percentage					5.00%
Payment of dividends on preferred shares					$ 922		922
Dividend per share (in dollars per share) | $ / shares						$ 0.625
Accrued dividends payable					$ 87		0
Unsecured Credit Facility [Member]
Transaction with Related Parties [Abstract]
Interest rate					9.00%
Related Party [Member] | Pure Brokerage [Member]
Transaction with Related Parties [Abstract]
Payable to related parties					$ 298			$ 335
Related Party [Member] | Pure Brokerage [Member] | Commissions [Member] | Voyage Expenses [Member]
Transaction with Related Parties [Abstract]
Related party transaction amount					745		293
Related Party [Member] | Pure Brokerage [Member] | Brokerage Fees [Member] | General and Administrative Expenses [Member]
Transaction with Related Parties [Abstract]
Related party transaction amount					144		90
Related Party [Member] | Mango Shipping Corp. [Member] | Series B Preferred Stock [Member]
Transaction with Related Parties [Abstract]
Dividends accrued but not declared							272
Related Party [Member] | Mango Shipping Corp. [Member] | Series C Preferred Shares [Member]
Transaction with Related Parties [Abstract]
Payment of dividends on preferred shares					822		0
Accrued dividends payable					$ 68
Related Party [Member] | Mango Shipping Corp. [Member] | Unsecured Credit Facility [Member]
Transaction with Related Parties [Abstract]
Maximum borrowing capacity										$ 5,000
Term					1 year
Interest rate					9.00%
Arrangement fees capitalized					$ 200
Commitment fee percentage					3.00%
Proceeds from related party loan				$ 5,000
Number of advances under related party loan | Advance				2
Related Party [Member] | Mango Shipping Corp. [Member] | Unsecured Credit Facility [Member] | Interest and Finance Costs [Member]
Transaction with Related Parties [Abstract]
Interest and commitment fees							139
Amortization of arrangement fees							$ 64
Related Party [Member] | Aliki Paliou [Member] | Series B Preferred Stock [Member]
Transaction with Related Parties [Abstract]
Series B preferred shares issued in exchange for common shares (in shares) | shares			657,396
Related Party [Member] | Andreas Michalopoulos [Member] | Series B Preferred Stock [Member]
Transaction with Related Parties [Abstract]
Series B preferred shares issued in exchange for common shares (in shares) | shares			28,171